STOCK-BASED COMPENSATION - Summary of Stock-based Compensation Expense (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total stock-based compensation expense	CAD 61	CAD 61
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total stock-based compensation expense	33	17
Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total stock-based compensation expense	51	45
Deferred share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total stock-based compensation expense	51	32
Equity derivative effect, net of interest receipt
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total stock-based compensation expense	CAD (74)	CAD (33)